[CONSECO LOGO]

CONSECO VARIABLE INSURANCE COMPANY



Annual Report
to Contract Owners

For the Period February 11, 2000 through
December 31, 2000

                                              Conseco Variable Annuity Account H

ANNUAL REPORT TO CONTRACT OWNERS

TABLE OF CONTENTS


DECEMBER 31, 2000

================================================================================
CONSECO VARIABLE ANNUITY ACCOUNT H                                          PAGE
Statement of Assets and Liabilities as of December 31, 2000 ................   2
Statement of Assets and Liabilities - Unit Progression as of
  December 31, 2000 ........................................................   8
Statements of Operations and Statements of Changes in Net Assets
  for the Period February 11, 2000 through December 31, 2000 ...............  10
Notes to Financial Statements ..............................................  18
Report of Independent Accountants ..........................................  22

CONSECO VARIABLE ANNUITY ACCOUNT H

STATEMENT OF ASSETS AND LIABILITIES


DECEMBER 31, 2000

================================================================================

                                                SHARES       COST      VALUE
--------------------------------------------------------------------------------
Assets:
  Investments in portfolio shares, at net asset value (Note 2):
    The Alger American Fund:
      Growth Portfolio ....................     44,517.5  $2,533,383  $2,104,343
      Leveraged AllCap Portfolio ..........     72,235.4   3,569,334   2,802,735
      MidCap Growth Portfolio .............    106,749.9   3,514,497   3,268,682
      Small Capitalization Portfolio ......     48,502.0   1,299,820   1,139,311
    American Century Variable
      Portfolios, Inc:
      Income and Growth Fund ..............     96,167.3     712,472     683,750
      International Fund ..................    128,417.3   1,434,226   1,313,709
      Value Fund ..........................    170,390.7   1,028,916   1,136,506
    Berger Institutional Products Trust
      Growth Fund .........................     58,782.1   1,121,024     900,542
      Growth and Income Fund ..............    130,291.6   3,535,349   2,994,102
      International Fund ..................      2,021.3      26,716      26,479
      New Generation Fund .................     33,983.7     278,013     201,183
      Small Company Growth Fund ...........    101,735.5   2,551,467   2,198,503
    Conseco Series Trust:
      Balanced Portfolio ..................    312,766.7   5,036,876   4,207,257
      Conseco 20 Focus Portfolio ..........     54,104.6     588,598     458,885
      Equity Portfolio ....................    101,331.4   2,527,074   1,969,321
      Fixed Income Portfolio ..............     35,346.6     336,504     340,290
      Government Securities Portfolio .....    103,640.1   1,175,023   1,195,898
      High Yield Portfolio ................     63,892.3     642,611     643,626
      Money Market Portfolio ..............  6,151,191.2   6,151,191   6,151,191
    The Dreyfus Socially Responsible
      Growth Fund, Inc ....................     18,300.9     709,599     630,830
    Dreyfus Stock Index Fund ..............     89,677.7   3,339,264   3,049,041
    Dreyfus Variable Investment Fund:
      Disciplined Stock Portfolio .........     20,827.6     554,920     503,819
      International Value Portfolio .......      7,175.0     100,865      97,005
    Federated Insurance Series:
      High Income Bond Fund II ............     42,091.9     367,496     356,098
      International Equity Fund II ........     22,384.8     427,507     413,894
      Utility Fund II .....................     26,389.5     344,850     328,285
    Invesco Variable Investment
      Funds, Inc:
      Equity Income Fund ..................      5,207.9     111,745     107,855
      High Yield Fund .....................     18,032.2     204,394     181,584
    Janus Aspen Series:
      Aggressive Growth Portfolio .........    106,221.4   5,350,185   3,855,837
      Growth Portfolio ....................    185,875.3   5,986,441   4,921,977
      Worldwide Growth Portfolio ..........    108,380.0   4,908,033   4,007,892
    Lazard Retirement Series, Inc:
      Equity Portfolio ....................      4,836.3      55,527      49,330
      Small Cap Portfolio .................     33,061.8     380,779     388,477
    Lord Abbett Series Fund, Inc:
      Growth and Income Portfolio .........     39,993.9     943,429   1,017,846
    Mitchell Hutchins Series Trust:
      Growth and Income Portfolio .........      7,327.0     111,161     106,388
    Neuberger Berman Advisers
      Management Trust:
      Limited Maturity Bond Portfolio .....     32,464.0     421,304     428,200
      Partners Portfolio ..................      8,883.7     141,369     143,650
    Rydex Variable Trust:
      Nova Portfolio ......................     90,619.6   1,486,650   1,258,706
      OTC Portfolio .......................     72,616.9   2,441,852   1,657,843
    Seligman Portfolios, Inc. .............
      Communications and Information
        Portfolio .........................     48,021.7   1,008,241     710,721
      Global Technology Portfolio .........     24,816.0     631,247     499,794


   The accompanying notes are an integral part of these financial statements.

CONSECO VARIABLE ANNUITY ACCOUNT H

DECEMBER 31, 2000

================================================================================

                                              SHARES       COST         VALUE
--------------------------------------------------------------------------------

Assets (continued)
  Investments in portfolio shares,
    at net asset value (Note 2):
    Strong Variable Insurance Funds, Inc:
      Mid Cap Growth Fund II ..............  119,437.8  $ 3,612,196  $ 2,825,899
    Strong Opportunity Fund II, Inc .......   38,412.6    1,014,955      919,598
    Van Eck Worldwide Insurance Trust:
      Worldwide Bond Fund .................    9,462.8       93,349       98,130
      Worldwide Emerging Markets Fund .....   30,140.7      341,945      249,866
      Worldwide Hard Assets Fund ..........      918.7       10,966       11,089
      Worldwide Real Estate Fund ..........    8,547.9       86,373       90,779
--------------------------------------------------------------------------------
        Total assets ......................                          $62,646,746
Liabilities:
  Amounts payable to Conseco Variable Insurance Company ...........       71,324
--------------------------------------------------------------------------------
        Net assets ................................................  $62,575,422
================================================================================

   The accompanying notes are an integral part of these financial statements.

CONSECO VARIABLE ANNUITY ACCOUNT H

DECEMBER 31, 2000

================================================================================

                                                  UNIT               SUB-ACCOUNT
                                      UNITS      VALUE        VALUE     TOTAL
--------------------------------------------------------------------------------
Net assets attributable to:
  Contract owners' deferred
    annuity reserves:*
    The Alger American Fund:
      Growth Portfolio
        Standard ................  104,891.4  $15.421120  $1,617,544
        GMDB ....................   24,933.6   15.367075     383,156
        GMDB & GMIB .............    6,609.1   15.313219     101,206  $2,101,906
                                                                      ----------
      Leveraged AllCap Portfolio
        Standard ................  105,309.6   19.351214   2,037,868
        GMDB ....................   31,067.7   19.283365     599,090
        GMDB & GMIB .............    8,448.2   19.215753     162,339   2,799,297
                                                                      ----------
      MidCap Growth Portfolio
        Standard ................  148,341.3   17.345110   2,572,996
        GMDB ....................   35,435.3   17.284362     612,477
        GMDB & GMIB .............    4,604.4   17.223825      79,305   3,264,778
                                                                      ----------
      Small Capitalization
        Portfolio
        Standard ................   69,561.5   11.367643     790,750
        GMDB ....................   18,607.7   11.327763     210,784
        GMDB & GMIB .............   12,118.3   11.288023     136,791   1,138,325
                                                                      ----------
    American Century Variable
      Portfolios, Inc:
      Income and Growth Fund
        Standard ................   47,562.9   12.369724     588,340
        GMDB ....................    4,698.7   12.326392      57,919
        GMDB & GMIB .............    2,988.8   12.283212      36,712     682,971
                                                                      ----------
      International Fund
        Standard ................   72,128.3   14.741380   1,063,271
        GMDB ....................   16,629.7   14.689760     244,287
        GMDB & GMIB .............      315.6   14.638321       4,620   1,312,178
                                                                      ----------
      Value Fund
        Standard ................   86,242.1   11.638562   1,003,734
        GMDB ....................    9,780.3   11.597804     113,430
        GMDB & GMIB .............    1,560.7   11.557189      18,038   1,135,202
                                                                      ----------
    Berger Institutional
      Products Trust:
      Growth Fund
        Standard ................   61,514.3   12.792651     786,931
        GMDB ....................    6,528.9   12.747800      83,230
        GMDB & GMIB .............    2,321.5   12.703104      29,490     899,651
                                                                      ----------
      Growth and Income Fund
        Standard ................  143,142.9   16.892265   2,418,009
        GMDB ....................   23,382.7   16.833081     393,603
        GMDB & GMIB .............   10,679.8   16.774103     179,143   2,990,755
                                                                      ----------
      International Fund
        Standard ................    2,035.5   12.403041      25,247
        GMDB ....................       97.3   12.359583       1,202
        GMDB & GMIB .............        0.0   12.316277           0      26,449
                                                                      ----------
      New Generation Fund
        Standard ................   31,314.0    5.864454     183,640
        GMDB ....................    2,511.8    5.852618      14,700
        GMDB & GMIB .............      449.8    5.840807       2,627     200,967
                                                                      ----------
      Small Company Growth Fund
        Standard ................   92,973.2   17.049086   1,585,108
        GMDB ....................   24,683.9   16.989342     419,363
        GMDB & GMIB .............   11,319.7   16.929807     191,640   2,196,111
                                                                      ----------
    Conseco Series Trust:
      Balanced Portfolio
        Standard ................  250,359.2   14.348355   3,592,243
        GMDB ....................   37,876.5   14.298091     541,561
        GMDB & GMIB .............    4,826.4   14.248002      68,766   4,202,570
                                                                      ----------

   The accompanying notes are an integral part of these financial statements.

CONSECO VARIABLE ANNUITY ACCOUNT H

DECEMBER 31, 2000

================================================================================

                                                  UNIT               SUB-ACCOUNT
                                      UNITS      VALUE        VALUE     TOTAL
--------------------------------------------------------------------------------

Net assets attributable to:
  Contract owners' deferred
    annuity reserves:* (continued)
    Conseco Series Trust (continued):
      Conseco 20 Focus
        Standard ................   44,593.6  $ 8.416885  $  375,339
        GMDB ....................    7,622.6    8.399933      64,029
        GMDB & GMIB .............    2,277.7    8.383015      19,094  $  458,462
                                                                      ----------
      Equity Portfolio
        Standard ................  102,356.1   16.219023   1,660,116
        GMDB ....................   18,098.3   16.162190     292,508
        GMDB & GMIB .............      915.3   16.105557      14,741   1,967,365
                                                                      ----------
      Fixed Income Portfolio
        Standard ................   17,395.2   11.059404     192,381
        GMDB ....................    5,501.3   11.020665      60,628
        GMDB & GMIB .............    7,912.1   10.982060      86,891     339,900
                                                                      ----------
      Government Securities
        Portfolio
        Standard ................  100,435.5   11.103550   1,115,190
        GMDB ....................    4,378.4   11.064656      48,445
        GMDB & GMIB .............    2,815.5   11.025898      31,044   1,194,679
                                                                      ----------
      High Yield Portfolio
        Standard ................   62,894.2   10.223626     643,006
        GMDB ....................        0.0   10.203063           0
        GMDB & GMIB .............        0.0   10.182540           0     643,006
                                                                      ----------
      Money Market Portfolio
        Standard ................  456,604.9   11.189540   5,109,199
        GMDB ....................   63,641.1   11.150348     709,620
        GMDB & GMIB .............   29,257.7   11.111292     325,091   6,143,910
                                                                      ----------
    The Dreyfus Socially
      Responsible Growth
      Fund, Inc
        Standard ................   36,974.4   13.798123     510,179
        GMDB ....................    7,891.5   13.749785     108,507
        GMDB & GMIB .............      830.4   13.701615      11,378     630,064
                                                                      ----------
    Dreyfus Stock Index Fund
        Standard ................  175,212.0   12.894701   2,259,306
        GMDB ....................   53,963.6   12.849534     693,407
        GMDB & GMIB .............    7,278.1   12.804525      93,193   3,045,906
                                                                      ----------
    Dreyfus Variable
     Investment Fund:
      Disciplined Stock Portfolio
        Standard ................   39,806.0   11.230257     447,032
        GMDB ....................    3,405.6   11.190913      38,112
        GMDB & GMIB .............    1,622.5   11.151706      18,093     503,237
                                                                      ----------
      International Value
        Portfolio
        Standard ................    8,183.5   11.285399      92,353
        GMDB ....................      127.4   11.245853       1,432
        GMDB & GMIB .............      277.4   11.206444       3,109      96,894
                                                                      ----------
    Federated Insurance Series:
      High Income Bond Fund II
        Standard ................   37,416.3    8.966229     335,483
        GMDB ....................      945.9    8.934809       8,451
        GMDB & GMIB .............    1,335.3    8.903498      11,889     355,823
                                                                      ----------
      International Equity
        Fund II
        Standard ................   19,922.7   15.941368     317,594
        GMDB ....................    5,195.7   15.885538      82,536
        GMDB & GMIB .............      839.5   15.829903      13,290     413,420
                                                                      ----------
      Utility Fund II
        Standard ................   27,399.8   10.253727     280,950
        GMDB ....................    4,598.1   10.217793      46,983
        GMDB & GMIB .............        0.0   10.181984           0     327,933
                                                                      ----------


   The accompanying notes are an integral part of these financial statements.

CONSECO VARIABLE ANNUITY ACCOUNT H

DECEMBER 31, 2000

================================================================================

                                                  UNIT               SUB-ACCOUNT
                                      UNITS      VALUE        VALUE     TOTAL
--------------------------------------------------------------------------------

Net assets attributable to:
  Contract owners' deferred
    annuity reserves:* (continued)
    Invesco Variable Investment
      Funds, Inc:
      Equity Income Fund
        Standard ................    4,652.4  $12.072259  $   56,164
        GMDB ....................    3,898.2   12.029975      46,896
        GMDB & GMIB .............      388.7   11.987837       4,660  $  107,720
                                                                      ----------
      High Yield Fund
        Standard ................   19,545.2    8.928014     174,500
        GMDB ....................       91.3    8.896724         812
        GMDB & GMIB .............      684.8    8.865543       6,071     181,383
                                                                      ----------
    Janus Aspen Series:
      Aggressive Growth
        Portfolio
        Standard ................  145,589.0   19.224049   2,798,809
        GMDB ....................   47,417.9   19.156569     908,365
        GMDB & GMIB .............    7,523.1   19.089325     143,612   3,850,786
                                                                      ----------
      Growth Portfolio
        Standard ................  237,470.9   15.150116   3,597,710
        GMDB ....................   68,359.2   15.097006   1,032,020
        GMDB & GMIB .............   19,043.2   15.044082     286,488   4,916,218
                                                                      ----------
      Worldwide Growth
        Portfolio
        Standard ................  192,696.9   16.031145   3,089,152
        GMDB ....................   43,541.4   15.974985     695,574
        GMDB & GMIB .............   13,719.4   15.919021     218,400   4,003,126
                                                                      ----------
    Lazard Retirement
      Series, Inc:
      Equity Portfolio
        Standard ................    3,776.8   11.506632      43,459
        GMDB ....................      109.3   11.466342       1,253
        GMDB & GMIB .............      399.9   11.426193       4,569      49,281
                                                                      ----------
      Small Cap Portfolio
        Standard ................   30,039.4   11.522342     346,126
        GMDB ....................    2,808.6   11.481992      32,248
        GMDB & GMIB .............      844.1   11.441783       9,657     388,031
                                                                      ----------
    Lord Abbett Series
      Fund, Inc:
      Growth and Income
        Portfolio
        Standard ................   39,301.1   14.211142     558,514
        GMDB ....................   23,576.0   14.161402     333,870
        GMDB & GMIB .............    8,814.7   14.111837     124,391   1,016,775
                                                                      ----------
    Mitchell Hutchins
      Series Trust:
      Growth and Income
        Portfolio
        Standard ................    4,602.7   11.290658      51,967
        GMDB ....................    3,689.8   11.251111      41,514
        GMDB & GMIB .............    1,139.2   11.211703      12,772     106,253
                                                                      ----------
    Neuberger Berman Advisers
      Management Trust:
      Limited Maturity
        Bond Portfolio
        Standard ................   32,081.7   10.778648     345,796
        GMDB ....................    2,721.6   10.740892      29,233
        GMDB & GMIB .............    4,927.8   10.703268      52,744     427,773
                                                                      ----------
      Partners Portfolio
        Standard ................    3,119.3   10.573405      32,982
        GMDB ....................   10,485.8   10.536366     110,482
        GMDB & GMIB .............        0.0   10.499456           0     143,464
                                                                      ----------
    Rydex Variable Trust:
      Nova Portfolio:
        Standard ................   81,027.2   15.135520   1,226,389
        GMDB ....................    1,789.5   15.104923      27,030
        GMDB & GMIB .............      251.1   15.074389       3,785   1,257,204
                                                                      ----------


   The accompanying notes are an integral part of these financial statements.

CONSECO VARIABLE ANNUITY ACCOUNT H

DECEMBER 31, 2000

================================================================================

                                                  UNIT               SUB-ACCOUNT
                                      UNITS      VALUE        VALUE     TOTAL
--------------------------------------------------------------------------------

Net assets attributable to:
  Contract owners' deferred
    annuity reserves:* (continued)
    Rydex Variable Trust (continued):
      OTC Portfolio:
        Standard .................  64,506.3  $23.626556  $1,524,062
        GMDB .....................   4,787.7   23.578745     112,889
        GMDB & GMIB ..............     807.6   23.531029      19,004 $ 1,655,955
                                                                     -----------
    Seligman Portfolios, Inc.:
      Communications and
        Information Portfolio
        Standard ................. 119,443.2    5.542054     661,961
        GMDB .....................   8,242.8    5.530873      45,590
        GMDB & GMIB ..............     426.5    5.519713       2,354     709,905
                                                                     -----------
      Global Technology
        Portfolio
        Standard .................  66,508.9    6.729370     447,563
        GMDB .....................   6,568.0    6.715809      44,109
        GMDB & GMIB ..............   1,122.7    6.702276       7,525     499,197
                                                                     -----------
    Strong Variable Insurance
      Funds, Inc:
      Mid Cap Growth Fund II
        Standard .................  95,174.7   19.665018   1,871,611
        GMDB .....................  29,069.8   19.596062     569,653
        GMDB & GMIB ..............  19,534.3   19.527347     381,453   2,822,717
                                                                     -----------
    Strong Opportunity
      Fund II, Inc
        Standard .................  40,326.3   15.223664     613,914
        GMDB .....................  18,436.7   15.170358     279,691
        GMDB & GMIB ..............   1,646.4   15.117239      24,889     918,494
                                                                     -----------
    Van Eck Worldwide
      Insurance Trust:
      Worldwide Bond Fund
        Standard .................   8,274.5   10.056748      83,215
        GMDB .....................   1,477.9   10.021510      14,811
        GMDB & GMIB ..............       0.0    9.986394           0      98,026
                                                                     -----------
      Worldwide Emerging
        Markets Fund
        Standard .................  30,430.3    7.624916     232,028
        GMDB .....................     542.7    7.598167       4,124
        GMDB & GMIB ..............   1,775.2    7.571512      13,441     249,593
                                                                     -----------
      Worldwide Hard Assets Fund
        Standard .................   1,197.0    9.252898      11,076
        GMDB .....................       0.0    9.220494           0
        GMDB & GMIB ..............       0.0    9.188204           0      11,076
                                                                     -----------
      Worldwide Real Estate Fund
        Standard .................   4,624.6    9.772337      45,194
        GMDB .....................   4,435.0    9.738105      43,188
        GMDB & GMIB ..............     237.5    9.703992       2,304      90,686
--------------------------------------------------------------------------------
          Net assets .............                                   $62,575,422
================================================================================

* GMDB = Guaranteed minimum death benefit

  GMIB = Guaranteed minimum income benefit


   The accompanying notes are an integral part of these financial statements.

CONSECO VARIABLE ANNUITY ACCOUNT H

UNIT PROGRESSION

FOR THE PERIOD FEBRUARY 11, 2000 THROUGH DECEMBER 31, 2000

====================================================================================================================================
                                                                                                                           AMERICAN
                                                                                                                            CENTURY
                                                                                                                           VARIABLE
                                                                          THE ALGER AMERICAN FUNDS                        PORTFOLIOS
                                                          ============================================================   ==========
                                                                         LEVERAGED         MIDCAP          SMALL          INCOME AND
                                                           GROWTH          ALLCAP          GROWTH      CAPITALIZATION       GROWTH
====================================================================================================================================
Number of units, beginning of period ..............            0.0             0.0             0.0              0.0             0.0
Units purchased ...................................      150,998.2       170,615.6       285,581.8        141,824.4        68,458.5
Units redeemed ....................................      (14,564.1)      (25,790.1)      (97,200.8)       (41,536.9)      (13,208.1)
------------------------------------------------------------------------------------------------------------------------------------
    Number of units, end of period ................      136,434.1       144,825.5       188,381.0        100,287.5        55,250.4
====================================================================================================================================

                                                            AMERICAN CENTURY
                                                           VARIABLE PORTFOLIOS
                                                               (CONTINUED)                   BERGER INSTITUTIONAL PRODUCTS TRUST
                                                       ===========================        =========================================
                                                                                                         GROWTH AND
                                                       INTERNATIONAL       VALUE           GROWTH          INCOME      INTERNATIONAL
====================================================================================================================================
Number of units, beginning of period ..............            0.0             0.0             0.0              0.0             0.0
Units purchased ...................................      139,853.5       165,194.2        87,914.7        191,585.3         6,593.1
Units redeemed ....................................      (50,779.9)      (67,611.1)      (17,550.0)       (14,379.9)       (4,460.3)
------------------------------------------------------------------------------------------------------------------------------------
    Number of units, end of period ................       89,073.6        97,583.1        70,364.7        177,205.4         2,132.8
====================================================================================================================================

                                                            BERGER INSTITUTIONAL                    CONSECO SERIES TRUST
                                                         PRODUCTS TRUST (CONTINUED)                      PORTFOLIOS
                                                         ==========================      ==========================================
                                                                          SMALL
                                                             NEW         COMPANY                          CONSECO
                                                         GENERATION       GROWTH          BALANCED        20 FOCUS          EQUITY
====================================================================================================================================
Number of units, beginning of period ..............            0.0             0.0             0.0              0.0             0.0
Units purchased ...................................       38,281.9       180,364.2       317,400.7         73,451.6       140,677.7
Units redeemed ....................................       (4,006.3)      (51,387.4)      (24,338.6)       (18,957.7)      (19,308.0)
------------------------------------------------------------------------------------------------------------------------------------
    Number of units, end of period ................       34,275.6       128,976.8       293,062.1         54,493.9       121,369.7
====================================================================================================================================

                                                                           CONSECO SERIES TRUST
                                                                           PORTFOLIOS (CONTINUED)
                                                          =========================================================
                                                                                                                           DREYFUS
                                                                                                                          SOCIALLY
                                                           FIXED         GOVERNMENT         HIGH           MONEY         RESPONSIBLE
                                                           INCOME        SECURITIES         YIELD          MARKET          GROWTH
====================================================================================================================================
Number of units, beginning of period ..............            0.0             0.0             0.0              0.0             0.0
Units purchased ...................................       35,368.2       111,155.5        72,851.0      2,180,971.5        53,378.7
Units redeemed ....................................       (4,559.6)       (3,526.1)       (9,956.8)    (1,631,467.8)       (7,682.4)
------------------------------------------------------------------------------------------------------------------------------------
    Number of units, end of period ................       30,808.6       107,629.4        62,894.2        549,503.7        45,696.3
====================================================================================================================================

The accompanying notes are an integral part of these financial statements.

                         DREYFUS VARIABLE                                                                    INVESCO VARIABLE
                         INVESTMENT FUNDS                      FEDERATED INSURANCE SERIES                    INVESTMENT FUNDS
   ---------        ===========================     ==============================================     ============================
    DREYFUS
     STOCK          DISCIPLINED   INTERNATIONAL     HIGH INCOME     INTERNATIONAL                        EQUITY
     INDEX             STOCK          VALUE           BOND II         EQUITY II       UTILITY II         INCOME          HIGH YIELD
====================================================================================================================================
         0.0              0.0             0.0              0.0              0.0              0.0              0.0              0.0
   251,383.0         50,204.4         8,813.4         60,825.2         52,832.0         56,677.1         12,868.4         68,601.8
   (14,929.3)        (5,370.3)         (225.1)       (21,127.7)       (26,874.1)       (24,679.2)        (3,929.1)       (48,280.5)
------------------------------------------------------------------------------------------------------------------------------------
   236,453.7         44,834.1         8,588.3         39,697.5         25,957.9         31,997.9          8,939.3         20,321.3
====================================================================================================================================

                                                                                         LORD           MITCHELL
                                                            LAZARD RETIREMENT           ABBETT          HUTCHINS
         JANUS ASPEN SERIES PORTFOLIOS                      SERIES PORTFOLIOS           SERIES           SERIES
=============================================          ==========================        FUND             TRUST
  AGGRESSIVE                        WORLDWIDE                                           GROWTH            GROWTH
    GROWTH            GROWTH          GROWTH             EQUITY       SMALL CAP       AND INCOME        AND INCOME
===================================================================================================================
         0.0              0.0             0.0              0.0              0.0              0.0              0.0
   347,063.6        389,817.1       287,411.9          4,363.3        117,176.8         89,422.0         10,549.9
  (146,533.6)       (64,943.8)      (37,454.2)           (77.3)       (83,484.7)       (17,730.2)        (1,118.2)
-------------------------------------------------------------------------------------------------------------------
   200,530.0        324,873.3       249,957.7          4,286.0         33,692.1         71,691.8          9,431.7
===================================================================================================================

                                                                                                         STRONG
        NEUBERGER BERMAN                                                                                VARIABLE
      ADVISERS MANAGEMENT                                                                               INSURANCE
        TRUST PORTFOLIOS               RYDEX VARIABLE TRUST              SELIGMAN PORTFOLIOS              FUNDS
=============================       ==========================      =============================       =========
                                                                    COMMUNICATIONS                                        STRONG
    LIMITED                                                              AND            GLOBAL           MID CAP        OPPORTUNITY
 MATURITY BOND       PARTNERS         NOVA              OTC          INFORMATION      TECHNOLOGY        GROWTH II         FUND II
====================================================================================================================================
         0.0              0.0             0.0              0.0              0.0              0.0              0.0              0.0
    82,103.3         15,655.3       163,624.7        120,157.4        157,972.0        105,661.9        194,217.6         79,293.4
   (42,372.2)        (2,050.2)      (80,556.9)       (50,055.8)       (29,859.5)       (31,462.3)       (50,438.8)       (18,884.0)
------------------------------------------------------------------------------------------------------------------------------------
    39,731.1         13,605.1        83,067.8         70,101.6        128,112.5         74,199.6        143,778.8         60,409.4
====================================================================================================================================

             VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
   ===========================================================
                     EMERGING          HARD            REAL                           COMBINED
      BOND           MARKETS          ASSETS          ESTATE                            TOTAL
   ===========================================================                       =============
         0.0              0.0             0.0              0.0                               0.0
    11,435.1         45,024.5        65,442.3        106,764.5                        7,567,882.2
    (1,682.7)       (12,276.3)      (64,245.3)       (97,467.4)                      (3,100,380.6)
   -----------------------------------------------------------                       -------------
     9,752.4         32,748.2         1,197.0          9,297.1                        4,467,501.6
   ===========================================================                       =============

CONSECO VARIABLE ANNUITY ACCOUNT H

STATEMENTS OF OPERATIONS


FOR THE PERIOD FEBRUARY 11, 2000 THROUGH DECEMBER 31, 2000

====================================================================================================================================
                                                                                                                           AMERICAN
                                                                                                                            CENTURY
                                                                                                                           VARIABLE
                                                                                THE ALGER AMERICAN FUNDS                  PORTFOLIOS
                                                                  =====================================================   ==========
                                                                                LEVERAGED       MIDCAP         SMALL      INCOME AND
                                                                    GROWTH        ALLCAP        GROWTH    CAPITALIZATION    GROWTH
====================================================================================================================================
Investment income:
  Dividends from investments in portfolio shares ...............  $    81,098   $   142,436   $    98,596   $   122,528   $      --
Expenses
  Mortality and expense risk fees ..............................       15,131        25,680        21,240         6,840       3,910
------------------------------------------------------------------------------------------------------------------------------------
    Net investment income (expense) ............................       65,967       116,756        77,356       115,688      (3,910)
------------------------------------------------------------------------------------------------------------------------------------
    Net realized gains (losses) and unrealized
      appreciation (depreciation) of investments:
    Net realized gains (losses) on sales of investments
      in portfolio shares ......................................      (70,893)     (179,610)      (65,097)     (167,615)    (19,212)
    Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares .......................     (429,039)     (766,599)     (245,815)     (160,509)    (28,722)
------------------------------------------------------------------------------------------------------------------------------------
      Net gain (loss) on investments in portfolio shares .......     (499,932)     (946,209)     (310,912)     (328,124)    (47,934)
------------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets from operations ..  $  (433,965)  $  (829,453)  $  (233,556)  $  (212,436)  $ (51,844)
====================================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIOD FEBRUARY 11, 2000 THROUGH DECEMBER 31, 2000

====================================================================================================================================
                                                                                                                           AMERICAN
                                                                                                                            CENTURY
                                                                                                                           VARIABLE
                                                                                THE ALGER AMERICAN FUNDS                  PORTFOLIOS
                                                                  =====================================================   ==========
                                                                                 LEVERAGED      MIDCAP        SMALL       INCOME AND
                                                                     GROWTH       ALLCAP        GROWTH    CAPITALIZATION    GROWTH
====================================================================================================================================
Changes from operations:
  Net investment income ........................................  $    65,967   $   116,756   $    77,356   $   115,688   $  (3,910)
  Net realized gains (losses) on sales of investments
    in portfolio shares ........................................      (70,893)     (179,610)      (65,097)     (167,615)    (19,212)
  Net change in unrealized appreciation (depreciation) of
    investments in portfolio shares ............................     (429,039)     (766,599)     (245,815)     (160,509)    (28,722)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ....     (433,965)     (829,453)     (233,556)     (212,436)    (51,844)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
  Net contract purchase payments ...............................    2,216,990     3,407,534     2,656,954       895,458     610,276
  Contract redemptions .........................................      (16,011)      (13,388)      (50,288)       (5,112)    (11,752)
  Net transfers ................................................      334,892       234,604       891,668       460,415     136,291
------------------------------------------------------------------------------------------------------------------------------------
    Net increase in net assets from contract
      owners' transactions .....................................    2,535,871     3,628,750     3,498,334     1,350,761     734,815
------------------------------------------------------------------------------------------------------------------------------------
      Net increase  in net assets ..............................    2,101,906     2,799,297     3,264,778     1,138,325     682,971
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ................................           --            --            --            --          --
------------------------------------------------------------------------------------------------------------------------------------
        Net assets, end of period ..............................  $ 2,101,906   $ 2,799,297   $ 3,264,778   $ 1,138,325   $ 682,971
====================================================================================================================================

  The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
       AMERICAN CENTURY
     VARIABLE PORTFOLIOS                                                                                       CONSECO SERIES
         (CONTINUED)                             BERGER INSTITUTIONAL PRODUCTS TRUST                          TRUST PORTFOLIOS
============================   ======================================================================     =========================
                                                                                             SMALL
                                              GROWTH AND                       NEW          COMPANY                       CONSECO
INTERNATIONAL     VALUE          GROWTH         INCOME     INTERNATIONAL    GENERATION       GROWTH        BALANCED       20 FOCUS
====================================================================================================================================

 $       --     $       --     $   25,910     $   78,380     $       81     $       --     $   34,072     $  562,654     $      804

      8,297          4,556          5,205         16,484            318            783         14,089         22,955          1,484
------------------------------------------------------------------------------------------------------------------------------------
     (8,297)        (4,556)        20,705         61,896           (237)          (783)        19,983        539,699           (680)
------------------------------------------------------------------------------------------------------------------------------------


    (10,984)       (11,546)       (13,900)       (11,222)        (3,233)        (7,897)         5,671         (5,742)        15,247

   (120,517)       107,590       (220,483)      (541,247)          (237)       (76,830)      (352,964)      (829,619)      (129,713)
------------------------------------------------------------------------------------------------------------------------------------
   (131,501)        96,044       (234,383)      (552,469)        (3,470)       (84,727)      (347,293)      (835,361)      (114,466)
------------------------------------------------------------------------------------------------------------------------------------
 $ (139,798)    $   91,488     $ (213,678)    $ (490,573)    $   (3,707)    $  (85,510)    $ (327,310)    $ (295,662)    $ (115,146)
====================================================================================================================================


====================================================================================================================================
       AMERICAN CENTURY
     VARIABLE PORTFOLIOS                                                                                       CONSECO SERIES
         (CONTINUED)                             BERGER INSTITUTIONAL PRODUCTS TRUST                          TRUST PORTFOLIOS
============================   ======================================================================     =========================
                                                                                             SMALL
                                              GROWTH AND                       NEW          COMPANY                       CONSECO
INTERNATIONAL     VALUE          GROWTH         INCOME     INTERNATIONAL    GENERATION       GROWTH        BALANCED       20 FOCUS
====================================================================================================================================

 $   (8,297)    $   (4,556)    $   20,705     $   61,896     $     (237)    $     (783)    $   19,983     $  539,699     $     (680)
    (10,984)       (11,546)       (13,900)       (11,222)        (3,233)        (7,897)         5,671         (5,742)        15,247

   (120,517)       107,590       (220,483)      (541,247)          (237)       (76,830)      (352,964)      (829,619)      (129,713)
------------------------------------------------------------------------------------------------------------------------------------
   (139,798)        91,488       (213,678)      (490,573)        (3,707)       (85,510)      (327,310)      (295,662)      (115,146)
------------------------------------------------------------------------------------------------------------------------------------
    728,431        261,377      1,130,283      2,952,493         49,965        199,527      2,357,269      4,317,775        379,661
    (16,403)       (12,093)       (18,470)       (20,641)            --           (578)       (27,565)       (42,764)        (1,373)
    739,948        794,430          1,516        549,476        (19,809)        87,528        193,717        223,221        195,320
------------------------------------------------------------------------------------------------------------------------------------
  1,451,976      1,043,714      1,113,329      3,481,328         30,156        286,477      2,523,421      4,498,232        573,608
------------------------------------------------------------------------------------------------------------------------------------
  1,312,178      1,135,202        899,651      2,990,755         26,449        200,967      2,196,111      4,202,570        458,462
------------------------------------------------------------------------------------------------------------------------------------
        --             --             --              --             --             --            --             --              --
-----------------------------------------------------------------------------------------------------------------------------------
 $1,312,178     $1,135,202     $  899,651     $2,990,755     $   26,449     $  200,967     $2,196,111     $4,202,570     $  458,462
====================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT H

FOR THE PERIOD FEBRUARY 11, 2000 THROUGH DECEMBER 31, 2000

====================================================================================================================================

                                                                              CONSECO SERIES TRUST PORTFOLIOS (CONTINUED)
                                                                  ==================================================================
                                                                                   FIXED      GOVERNMENT       HIGH         MONEY
                                                                     EQUITY       INCOME      SECURITIES       YIELD        MARKET
                                                                  -----------   -----------   -----------   -----------   ----------
====================================================================================================================================
Investment income:
  Dividends from investments in portfolio shares ...............  $   368,218   $     5,809   $    12,800   $     9,990   $ 157,619
Expenses:
  Mortality and expense risk fees ..............................       10,001         1,136         2,388         2,551      37,140
------------------------------------------------------------------------------------------------------------------------------------
  Net investment income (expense) ..............................      358,217         4,673        10,412         7,439     120,479
------------------------------------------------------------------------------------------------------------------------------------
    Net realized gains (losses) and unrealized
      appreciation (depreciation) of investments:
    Net realized gains (losses) on sales of investments
      in portfolio shares ......................................       55,759           645         1,235           177           0
    Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares .......................     (557,753)        3,786        20,875         1,015           0
------------------------------------------------------------------------------------------------------------------------------------
      Net gain (loss) on investments in portfolio shares .......     (501,994)        4,431        22,110         1,192           0
------------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets from operations ..  $  (143,777)  $     9,104   $    32,522   $     8,631   $ 120,479
====================================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED


FOR THE PERIOD FEBRUARY 11, 2000 THROUGH DECEMBER 31, 2000



CONSECO SERIES TRUST PORTFOLIOS (CONTINUED)

====================================================================================================================================

                                                                              CONSECO SERIES TRUST PORTFOLIOS (CONTINUED)
                                                                  ==================================================================
                                                                                   FIXED      GOVERNMENT       HIGH         MONEY
                                                                     EQUITY       INCOME      SECURITIES       YIELD        MARKET
====================================================================================================================================
Changes from operations:
  Net investment income .......................................  $   358,217   $     4,673   $    10,412   $     7,439   $ 120,479
  Net realized gains (losses) on sales of investments
    in portfolio shares .......................................       55,759           645         1,235           177          --
  Net change in unrealized appreciation (depreciation)
    of investments ............................................     (557,753)        3,786        20,875         1,015          --
    in portfolio shares
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from operations .....     (143,777)        9,104        32,522         8,631     120,479
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
  Net contract purchase payments ..............................    1,600,366       216,890       326,979       116,674  14,511,273
  Contract redemptions ........................................      (16,326)       (1,886)       (5,424)       (2,491)   (342,062)
  Net transfers ...............................................      527,102       115,792       840,602       520,192  (8,145,780)
------------------------------------------------------------------------------------------------------------------------------------
    Net increase in net assets from contract
      owners' transactions ....................................    2,111,142       330,796     1,162,157       634,375   6,023,431
------------------------------------------------------------------------------------------------------------------------------------
      Net increase  in net assets .............................    1,967,365       339,900     1,194,679       643,006   6,143,910
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...............................           --            --            --            --          --
------------------------------------------------------------------------------------------------------------------------------------
        Net assets, end of period .............................  $ 1,967,365   $   339,900   $ 1,194,679   $   643,006  $6,143,910
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
                                   DREYFUS VARIABLE                      FEDERATED                            INVESCO VARIABLE
                                   INVESTMENT FUNDS                   INSURANCE SERIES                        INVESTMENT FUNDS
                              =========================     ========================================     =========================
  DREYFUS
 SOCIALLY        DREYFUS
RESPONSIBLE       STOCK       DISCIPLINED   INTERNATIONAL    HIGH INCOME   INTERNATIONAL                    EQUITY         HIGH
   GROWTH         INDEX          STOCK          VALUE          BOND II       EQUITY II     UTILITY II       INCOME         YIELD
====================================================================================================================================

 $    5,456     $   63,570     $    5,441     $    7,975     $       --     $       27     $    1,919     $    6,141     $    1,699

      4,434         20,638          3,260            370          1,247          2,983          2,000          1,208          3,011
------------------------------------------------------------------------------------------------------------------------------------
      1,022         42,932          2,181          7,605         (1,247)        (2,956)           (81)         4,933         (1,312)
------------------------------------------------------------------------------------------------------------------------------------


     (9,251)          (801)        (1,967)          (137)        (7,191)       (76,673)        (8,933)         2,326          4,900

    (78,769)      (290,223)       (51,101)        (3,860)       (11,398)       (13,612)       (16,565)        (3,890)       (22,810)
------------------------------------------------------------------------------------------------------------------------------------
    (88,020)      (291,024)       (53,068)        (3,997)       (18,589)       (90,285)       (25,498)        (1,564)       (17,910)
------------------------------------------------------------------------------------------------------------------------------------
 $  (86,998)    $ (248,092)    $  (50,887)    $    3,608     $  (19,836)    $  (93,241)    $  (25,579)    $    3,369     $  (19,222)
====================================================================================================================================


====================================================================================================================================
                                   DREYFUS VARIABLE                      FEDERATED                            INVESCO VARIABLE
                                   INVESTMENT FUNDS                   INSURANCE SERIES                        INVESTMENT FUNDS
                              =========================     ========================================     =========================
  DREYFUS
 SOCIALLY        DREYFUS
RESPONSIBLE       STOCK       DISCIPLINED   INTERNATIONAL    HIGH INCOME   INTERNATIONAL                    EQUITY         HIGH
   GROWTH         INDEX          STOCK          VALUE          BOND II       EQUITY II     UTILITY II       INCOME         YIELD
====================================================================================================================================

 $    1,022     $   42,932     $    2,181     $    7,605     $   (1,247)    $   (2,956)    $      (81)    $    4,933     $   (1,312)
     (9,251)          (801)        (1,967)          (137)        (7,191)       (76,673)        (8,933)         2,326          4,900
    (78,769)      (290,223)       (51,101)        (3,860)       (11,398)       (13,612)       (16,565)        (3,890)       (22,810)
------------------------------------------------------------------------------------------------------------------------------------
    (86,998)      (248,092)       (50,887)         3,608        (19,836)       (93,241)       (25,579)         3,369        (19,222)
------------------------------------------------------------------------------------------------------------------------------------
    655,723      2,855,129        520,699         78,848        182,434        444,866        317,214        147,901        655,582
     (3,476)       (41,195)        (2,622)            --         (1,287)        (3,764)        (1,707)            --         (1,471)
     64,815        480,064         36,047         14,438        194,512         65,559         38,005        (43,550)      (453,506)
------------------------------------------------------------------------------------------------------------------------------------
    717,062      3,293,998        554,124         93,286        375,659        506,661        353,512        104,351        200,605
------------------------------------------------------------------------------------------------------------------------------------
    630,064      3,045,906        503,237         96,894        355,823        413,420        327,933        107,720        181,383
------------------------------------------------------------------------------------------------------------------------------------
         --             --             --             --             --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
$   630,064     $3,045,906     $  503,237     $   96,894     $  355,823     $  413,420     $  327,933     $  107,720     $  181,383
====================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT H

FOR THE PERIOD FEBRUARY 11, 2000 THROUGH DECEMBER 31, 2000


====================================================================================================================================

                                                                            JANUS ASPEN SERIES                 LAZARD RETIREMENT
                                                                                PORTFOLIOS                     SERIES PORTFOLIOS
                                                                  =======================================   =======================

                                                                  AGGRESSIVE                   WORLDWIDE
                                                                    GROWTH        GROWTH        GROWTH        EQUITY      SMALL CAP
====================================================================================================================================
Investment income:
  Dividends from investments in portfolio shares ...............  $   405,153   $   244,589   $   246,037   $     5,562   $   4,086
Expenses:
  Mortality and expense risk fees ..............................       38,311        39,823        33,162           224       1,754
------------------------------------------------------------------------------------------------------------------------------------
    Net investment income (expense) ............................      366,842       204,766       212,875         5,338       2,332
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) and unrealized appreciation
  (depreciation) of investments:
  Net realized gains (losses) on sales of investments
    in portfolio shares ........................................     (784,630)      (83,004)     (150,528)          (57)      7,162
    Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares .......................   (1,494,349)   (1,064,464)     (900,141)       (6,197)      7,697
------------------------------------------------------------------------------------------------------------------------------------
      Net gain (loss) on investments in portfolio shares .......   (2,278,979)   (1,147,468)   (1,050,669)       (6,254)     14,859
------------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets from operations ..  $(1,912,137)  $  (942,702)  $  (837,794)  $      (916)  $  17,191
====================================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE PERIOD FEBRUARY 11, 2000 THROUGH DECEMBER 31, 2000

====================================================================================================================================

                                                                            JANUS ASPEN SERIES                 LAZARD RETIREMENT
                                                                                PORTFOLIOS                     SERIES PORTFOLIOS
                                                                  =======================================   =======================

                                                                  AGGRESSIVE                   WORLDWIDE
                                                                    GROWTH        GROWTH        GROWTH        EQUITY      SMALL CAP
====================================================================================================================================
Changes from operations:
  Net investment income ........................................  $   366,842   $   204,766   $   212,875   $     5,338   $   2,332
  Net realized gains (losses) on sales of
    investments in portfolio shares ............................     (784,630)      (83,004)     (150,528)          (57)      7,162
  Net change in unrealized appreciation (depreciation)
    of investments in portfolio shares .........................   (1,494,349)   (1,064,464)     (900,141)       (6,197)      7,697
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from operations ......   (1,912,137)     (942,702)     (837,794)         (916)     17,191
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
  Net contract purchase payments ...............................    5,607,584     5,943,934     4,901,967        51,057     143,337
  Contract redemptions .........................................      (58,493)      (79,658)      (61,859)           --        (475)
  Net transfers ................................................      213,832        (5,356)          812          (860)    227,978
------------------------------------------------------------------------------------------------------------------------------------
  Net increase in net assets from contract
    owners' transactions .......................................    5,762,923     5,858,920     4,840,920        50,197     370,840
------------------------------------------------------------------------------------------------------------------------------------
    Net increase  in net assets ................................    3,850,786     4,916,218     4,003,126        49,281     388,031
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ................................           --            --            --            --          --
------------------------------------------------------------------------------------------------------------------------------------
        Net assets, end of period ..............................  $ 3,850,786   $ 4,916,218   $ 4,003,126   $    49,281   $ 388,031
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
                                                                                                                           STRONG
                                     NEUBERGER BERMAN                                                                     VARIABLE
                                   ADVISERS MANAGEMENT                                                                   INSURANCE
                                    TRUST PORTFOLIOS           RYDEX VARIABLE TRUST          SELIGMAN PORTFOLIOS            FUNDS
                              ============================  ==========================  ============================     ===========
    LORD         MITCHELL
   ABBETT        HUTCHINS
   SERIES         SERIES
    FUND          TRUST                                                                 COMMUNICATIONS
   GROWTH         GROWTH         LIMITED                                                      AND           GLOBAL         MIDCAP
 AND INCOME     AND INCOME    MATURITY BOND    PARTNERS         NOVA            OTC       INFORMATION     TECHNOLOGY     GROWTH II
====================================================================================================================================

 $    6,747     $       --     $       --     $       --     $   51,583     $   56,575     $   93,136     $   20,865     $  180,776

      5,468            978          1,780          1,473          7,553          9,962          3,234          2,599         19,113
------------------------------------------------------------------------------------------------------------------------------------
      1,279           (978)        (1,780)        (1,473)        44,030         46,613         89,902         18,266        161,663
------------------------------------------------------------------------------------------------------------------------------------



     10,932            115          2,699           (613)        57,542        111,844        (63,428)       (34,154)        12,403

     74,417         (4,773)         6,897          2,281       (227,944)      (784,008)      (297,520)      (131,454)      (786,297)
------------------------------------------------------------------------------------------------------------------------------------
     85,349         (4,658)         9,596          1,668       (170,402)      (672,164)      (360,948)      (165,608)      (773,894)
------------------------------------------------------------------------------------------------------------------------------------
 $   86,628     $   (5,636)    $    7,816     $      195     $ (126,372)    $ (625,551)    $ (271,046)    $ (147,342)    $ (612,231)
====================================================================================================================================


====================================================================================================================================
                                                                                                                           STRONG
                                     NEUBERGER BERMAN                                                                     VARIABLE
                                   ADVISERS MANAGEMENT                                                                   INSURANCE
                                    TRUST PORTFOLIOS           RYDEX VARIABLE TRUST          SELIGMAN PORTFOLIOS            FUNDS
                              ============================  ==========================  ============================     ===========
    LORD         MITCHELL
   ABBETT        HUTCHINS
   SERIES         SERIES
    FUND          TRUST                                                                 COMMUNICATIONS
   GROWTH         GROWTH         LIMITED                                                      AND           GLOBAL         MIDCAP
 AND INCOME     AND INCOME    MATURITY BOND    PARTNERS         NOVA            OTC       INFORMATION     TECHNOLOGY     GROWTH II
====================================================================================================================================
 $    1,279     $     (978)    $   (1,780)    $   (1,473)    $   44,030     $   46,613     $   89,902     $   18,266     $  161,663
     10,932            115          2,699           (613)        57,542        111,844        (63,428)       (34,154)        12,403

     74,417         (4,773)         6,897          2,281       (227,944)      (784,008)      (297,520)      (131,454)      (786,297)
------------------------------------------------------------------------------------------------------------------------------------
     86,628         (5,636)         7,816            195       (126,372)      (625,551)      (271,046)      (147,342)      (612,231)
------------------------------------------------------------------------------------------------------------------------------------

    743,408        113,261        345,646        158,639        289,189      1,037,717        532,974        283,161      2,882,226
     (7,542)        (1,239)          (648)            --        (36,557)       (27,382)        (9,963)        (3,762)       (30,642)
    194,281           (133)        74,959        (15,370)     1,130,944      1,271,171        457,940        367,140        583,364
------------------------------------------------------------------------------------------------------------------------------------
    930,147        111,889        419,957        143,269      1,383,576      2,281,506        980,951        646,539      3,434,948
------------------------------------------------------------------------------------------------------------------------------------
  1,016,775        106,253        427,773        143,464      1,257,204      1,655,955        709,905        499,197      2,822,717
------------------------------------------------------------------------------------------------------------------------------------
         --             --             --             --             --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
 $1,016,775     $  106,253     $  427,773     $  143,464     $1,257,204     $1,655,955     $  709,905     $  499,197     $2,822,717
====================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT H

STATEMENTS OF OPERATIONS


FOR THE PERIOD FEBRUARY 11, 2000 THROUGH DECEMBER 31, 2000


====================================================================================================================================

                                                                                      VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
                                                                                ===================================================
                                                                    STRONG
                                                                  OPPORTUNITY                   EMERGING       HARD         REAL
                                                                    FUND II        BOND         MARKETS       ASSETS       ESTATE
====================================================================================================================================
Investment income:
  Dividends from investments in portfolio shares ...............  $   121,422   $        --   $        --   $        --   $      --
Expenses:
  Mortality and expense risk fees ..............................        6,211           280         2,354           497         978
------------------------------------------------------------------------------------------------------------------------------------
    Net investment income (expense) ............................      115,211          (280)       (2,354)         (497)       (978)
------------------------------------------------------------------------------------------------------------------------------------
  Net realized gains (losses) and unrealized appreciation
    (depreciation) of investments:
  Net realized gains (losses) on sales of investments
    in portfolio shares ........................................      (20,490)          291       (36,816)      (16,199)    (13,365)
  Net change in unrealized appreciation (depreciation)
    of investments in portfolio shares .........................      (95,357)        4,781       (92,079)          123       4,406
------------------------------------------------------------------------------------------------------------------------------------
    Net gain (loss) on investments in portfolio shares .........     (115,847)        5,072      (128,895)      (16,076)     (8,959)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ....  $      (636)  $     4,792   $  (131,249)  $   (16,573)  $  (9,937)
====================================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS


FOR THE PERIOD FEBRUARY 11, 2000 THROUGH DECEMBER 31, 2000

====================================================================================================================================

                                                                                      VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
                                                                                ===================================================
                                                                    STRONG
                                                                  OPPORTUNITY                   EMERGING       HARD         REAL
                                                                    FUND II        BOND         MARKETS       ASSETS       ESTATE
====================================================================================================================================
Changes from operations:
  Net investment income ........................................  $   115,211   $      (280)  $    (2,354)  $      (497)  $    (978)
  Net realized gains (losses) on sales of investments
    in portfolio shares ........................................      (20,490)          291       (36,816)      (16,199)    (13,365)
  Net change in unrealized appreciation (depreciation)
    of investments in portfolio shares .........................      (95,357)        4,781       (92,079)          123       4,406
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from operations ......         (636)        4,792      (131,249)      (16,573)     (9,937)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
  Net contract purchase payments ...............................      957,210        88,164       471,306         6,963      92,026
  Contract redemptions .........................................       (2,572)         (227)       (5,843)         (314)     (6,319)
  Net transfers ................................................      (35,508)        5,297       (84,621)       21,000      14,916
------------------------------------------------------------------------------------------------------------------------------------
    Net increase in net assets from contract
      owners' transactions .....................................      919,130        93,234       380,842        27,649     100,623
------------------------------------------------------------------------------------------------------------------------------------
      Net increase  in net assets ..............................      918,494        98,026       249,593        11,076      90,686
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ................................           --            --            --            --          --
------------------------------------------------------------------------------------------------------------------------------------
        Net assets, end of period ..............................  $   918,494   $    98,026   $   249,593   $    11,076   $  90,686
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

================================================================================


     COMBINED
       TOTAL
  ==============

  $    3,229,754

         415,093
  --------------
       2,814,661
  --------------


      (1,586,240)

     (10,602,990)
  --------------
     (12,189,230)
  --------------
  $   (9,374,569)
  ==============



================================================================================

     COMBINED
      TOTAL
  ==============

  $    2,814,661
      (1,586,240)

     (10,602,990)
  --------------
      (9,374,569)
  --------------

      69,444,340
        (993,644)
       3,499,295
  --------------
      71,949,991
  --------------
      62,575,422
  --------------
              --
  --------------
  $   62,575,422
  ==============

CONSECO VARIABLE ANNUITY ACCOUNT H

NOTES TO FINANCIAL STATEMENTS


DECEMBER 31, 2000

================================================================================

(1) GENERAL


   Conseco Variable Annuity Account H ("Account H") is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Account H was established on November 1, 1999, and commenced operations on February 11, 2000, as a segregated investment account for individual variable annuity contracts which are registered under the Securities Act of 1933. The operations of Account H are included in the operations of Conseco Variable Insurance Company (the "Company") pursuant to the provisions of the Texas Insurance Code. The Company is an indirect wholly owned subsidiary of Conseco, Inc., a publicly-held specialized financial services holding company listed on the New York Stock Exchange.

   Currently, the following investment options are available:

THE ALGER AMERICAN FUND
   Growth Portfolio
   Leveraged AllCap Portfolio
   MidCap Growth Portfolio
   Small Capitalization Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
   Income and Growth Fund
   International Fund
   Value Fund

BERGER INSTITUTIONAL PRODUCTS TRUST
   Growth Fund
   Growth and Income Fund
   International Fund
   New Generation Fund
   Small Company Growth Fund

CONSECO SERIES TRUST
   Balanced Portfolio
   Conseco 20 Focus Portfolio
   Equity Portfolio
   Fixed Income Portfolio
   Government Securities Portfolio
   High Yield Portfolio
   Money Market Portfolio

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

DREYFUS STOCK INDEX FUND

DREYFUS VARIABLE INVESTMENT FUND
   Disciplined Stock Portfolio
   International Value Portfolio

FEDERATED INSURANCE SERIES
   High Income Bond Fund II
   International Equity Fund II
   Utility Fund II

INVESCO VARIABLE INVESTMENT FUNDS, INC.
   Equity Income Fund
   High Yield Fund

JANUS ASPEN SERIES
   Aggressive Growth Portfolio
    Growth Portfolio
   Worldwide Growth Portfolio

LAZARD RETIREMENT SERIES, INC.
   Equity Portfolio
   Small Cap Portfolio

LORD ABBETT SERIES FUND, INC.
   Growth and Income Portfolio

MITCHELL HUTCHINS SERIES TRUST
   Growth and Income Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
   Limited Maturity Bond Portfolio
   Partners Portfolio

RYDEX VARIABLE TRUST
   Nova Fund
   OTC Fund

SELIGMAN PORTFOLIOS, INC.
   Communications and Information Portfolio
   Global Technology Portfolio

STRONG VARIABLE INSURANCE FUNDS, INC.
   Mid Cap Growth Fund II

STRONG OPPORTUNITY FUND II

VAN ECK WORLDWIDE INSURANCE TRUST
   Worldwide Bond Fund
   Worldwide Emerging Markets Fund
   Worldwide Hard Assets Fund
   Worldwide Real Estate Fund

   The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION, TRANSACTIONS AND INCOME

   Investments in portfolio shares are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income is recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. Account H does not hold any investments which are restricted as to resale.

   Investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract's pro rata share of the assets of Account H as of the beginning of the valuation date.

FEDERAL INCOME TAXES

   No provision for federal income taxes has been made in the accompanying financial statements because the operations of Account H are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and realized gains (losses) are retained in Account H and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

CONSECO VARIABLE ANNUITY ACCOUNT H

DECEMBER 31, 2000

================================================================================

ANNUITY RESERVES

   Deferred annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments.

(3) PURCHASES AND SALES OF INVESTMENTS IN PORTFOLIO SHARES

   The aggregate cost of purchases of investments in portfolio shares were $104,655,652 for the period February 11, 2000 through December 31, 2000. The aggregate proceeds from sales of investments in portfolio shares were $29,819,672 for the period February 11, 2000 through December 31, 2000.

(4) DEDUCTIONS AND EXPENSES

   Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

   The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

   The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses. The Company deducts daily from Account H a fee, which is equal on an annual basis to 1.40 percent of the daily value of the total investments of Account H, for assuming the mortality and expense risks on standard contracts which do not contain the guaranteed minimum death benefit or the guaranteed minimum income benefit. For contracts with the guaranteed minimum death benefit, the fee is 1.70 percent. For contracts that include both the guaranteed minimum death benefit and the guaranteed minimum income benefit, the fee is 2.00 percent. The total fees for all contracts were $415,093 for the period February 11, 2000 through December 31, 2000.

   Pursuant to an agreement between Account H and the Company (which may be terminated by the Company at any time), the Company provides sales and administrative services to Account H. The Company may deduct a percentage of amounts surrendered to cover sales expenses. The percentage varies up to 8.00 percent based upon the number of years the contract has been held. In addition, the Company deducts units from individual contracts annually and upon full surrender to cover an administrative fee of $30 unless the value of the contract is $50,000 or greater. This fee is recorded as a redemption in the accompanying Statements of Changes in Net Assets. There were no sales and administrative charges for the period February 11, 2000 through December 31, 2000.

(5) OTHER TRANSACTIONS WITH AFFILIATES

   Conseco Equity Sales, Inc., an affiliate of the Company, is the principal underwriter and performs all variable annuity sales func tions on behalf of the Company through various retail broker/dealers including Conseco Securities, Inc., an affiliate of the Company.

(6) NET ASSETS

   Detail for net assets begins on the following page.

CONSECO VARIABLE ANNUITY ACCOUNT H

(6) NET ASSETS

FOR THE PERIOD FEBRUARY 11, 2000 THROUGH DECEMBER 31, 2000

====================================================================================================================================
                                                                                                                          AMERICAN
                                                                                                                          CENTURY
                                                                                                                          VARIABLE
                                                                                 THE ALGER AMERICAN FUNDS                PORTFOLIOS
                                                                  =====================================================  ==========
LEVERAGED                                                            SMALL      LEVERAGED       MIDCAP        SMALL      INCOME AND
                                                                    GROWTH        ALLCAP        GROWTH    CAPITALIZATION   GROWTH
====================================================================================================================================
Proceeds from sale of units
less proceeds of units redeemed since inception ................  $ 2,535,871   $ 3,628,750   $ 3,498,334   $ 1,350,761   $ 734,815
Undistributed net investment income (expense) ..................       65,967       116,756        77,356       115,688      (3,910)
Undistributed net realized gain (loss) on sales
of investments .................................................      (70,893)     (179,610)      (65,097)     (167,615)    (19,212)
Net unrealized appreciation (depreciation) of investments ......     (429,039)     (766,599)     (245,815)     (160,509)    (28,722)
------------------------------------------------------------------------------------------------------------------------------------
    Net assets .................................................  $ 2,101,906   $ 2,799,297   $ 3,264,778   $ 1,138,325   $ 682,971
====================================================================================================================================

                                                                     AMERICAN CENTURY
                                                                         VARIABLE
                                                                   PORTFOLIOS (CONTINUED)      BERGER INSTITUTIONAL PRODUCTS TRUST
                                                                 ==========================   =====================================
                                                                                                            GROWTH AND
                                                                 INTERNATIONAL     VALUE        GROWTH        INCOME   INTERNATIONAL
====================================================================================================================================
Proceeds from sale of units
less proceeds of units redeemed since inception ................  $ 1,451,976   $ 1,043,714   $ 1,113,329   $ 3,481,328   $  30,156
Undistributed net investment income (expense) ..................       (8,297)       (4,556)       20,705        61,896        (237)
Undistributed net realized gain (loss) on sales
of investments .................................................      (10,984)      (11,546)      (13,900)      (11,222)     (3,233)
Net unrealized appreciation (depreciation) of investments ......     (120,517)      107,590      (220,483)     (541,247)       (237)
------------------------------------------------------------------------------------------------------------------------------------
    Net assets .................................................  $ 1,312,178   $ 1,135,202   $   899,651   $ 2,990,755   $  26,449
====================================================================================================================================

                                                                     BERGER INSTITUTIONAL             CONSECO SERIES TRUST
                                                                  PRODUCTS TRUST (CONTINUED)               PORTFOLIOS
                                                                  =========================   =====================================
                                                                                  SMALL
                                                                     NEW         COMPANY                     CONSECO
                                                                  GENERATION      GROWTH       BALANCED      20 FOCUS      EQUITY
====================================================================================================================================
Proceeds from sale of units
less proceeds of units redeemed since inception ................  $   286,477   $ 2,523,421   $ 4,498,232   $   573,608  $2,111,142
Undistributed net investment income (expense) ..................         (783)       19,983       539,699          (680)    358,217
Undistributed net realized gain (loss) on sales
of investments .................................................       (7,897)        5,671        (5,742)       15,247      55,759
Net unrealized appreciation (depreciation) of investments ......      (76,830)     (352,964)     (829,619)     (129,713)   (557,753)
------------------------------------------------------------------------------------------------------------------------------------
    Net assets .................................................  $   200,967   $ 2,196,111   $ 4,202,570   $   458,462  $1,967,365
====================================================================================================================================

                                                                                     CONSECO SERIES TRUST
                                                                                     PORTFOLIOS (CONTINUED)
                                                                  =====================================================
                                                                                                                          DREYFUS
                                                                                                                          SOCIALLY
                                                                      FIXED     GOVERNMENT       HIGH          MONEY     RESPONSIBLE
                                                                     INCOME     SECURITIES       YIELD         MARKET      GROWTH
====================================================================================================================================
Proceeds from sale of units
less proceeds of units redeemed since inception ................  $   330,796   $ 1,162,157   $   634,375   $ 6,023,431   $ 717,062
Undistributed net investment income (expense) ..................        4,673        10,412         7,439       120,479       1,022
Undistributed net realized gain (loss) on sales
of investments .................................................          645         1,235           177            --      (9,251)
Net unrealized appreciation (depreciation) of investments ......        3,786        20,875         1,015            --     (78,769)
------------------------------------------------------------------------------------------------------------------------------------
    Net assets .................................................  $   339,900   $ 1,194,679   $   643,006   $ 6,143,910   $ 630,064
====================================================================================================================================

====================================================================================================================================

                        DREYFUS VARIABLE                                                                    INVESCO VARIABLE
                        INVESTMENT FUNDS                    FEDERATED INSURANCE SERIES                      INVESTMENT FUNDS
                  ============================     ============================================        ==========================
  DREYFUS
   STOCK          DISCIPLINED    INTERNATIONAL     HIGH INCOME    INTERNATIONAL                         EQUITY
   INDEX             STOCK           VALUE           BOND II        EQUITY II        UTILITY II         INCOME         HIGH YIELD
====================================================================================================================================


$3,293,998         $554,124        $ 93,286         $375,659        $ 506,661         $353,512         $104,351         $200,605
    42,932            2,181           7,605           (1,247)          (2,956)             (81)           4,933           (1,312)
      (801)          (1,967)           (137)          (7,191)         (76,673)          (8,933)           2,326            4,900
  (290,223)         (51,101)         (3,860)         (11,398)         (13,612)         (16,565)          (3,890)         (22,810)
------------------------------------------------------------------------------------------------------------------------------------
$3,045,906         $503,237        $ 96,894         $355,823         $413,420         $327,933         $107,720         $181,383
====================================================================================================================================


                                                        LAZARD RETIREMENT             LORD             MITCHELL
       JANUS ASPEN SERIES PORTFOLIOS                    SERIES PORTFOLIOS            ABBETT            HUTCHINS
===========================================         =========================      SERIES FUND       SERIES TRUST
AGGRESSIVE                       WORLDWIDE                                            GROWTH            GROWTH
  GROWTH           GROWTH          GROWTH            EQUITY          SMALL CAP      AND INCOME        AND INCOME
===============================================================================================================


$5,762,923       $5,858,920      $4,840,920         $ 50,197         $370,840         $930,147         $111,889
   366,842          204,766         212,875            5,338            2,332            1,279             (978)
  (784,630)         (83,004)       (150,528)             (57)           7,162           10,932              115
(1,494,349)      (1,064,464)       (900,141)          (6,197)           7,697           74,417           (4,773)
---------------------------------------------------------------------------------------------------------------
$3,850,786       $4,916,218      $4,003,126         $ 49,281         $388,031       $1,016,775         $106,253
===============================================================================================================


                                                                                                       STRONG
       NEUBERGER BERMAN                                                                               VARIABLE
     ADVISERS MANAGEMENT                                                                             INSURANCE
      TRUST PORTFOLIOS              RYDEX VARIABLE TRUST               SELIGMAN PORTFOLIOS             FUNDS
===========================      ===========================      =============================      ==========
                                                                  COMMUNICATIONS                                         STRONG
   LIMITED                                                             AND             GLOBAL         MID CAP          OPPORTUNITY
MATURITY BOND      PARTNERS         NOVA             OTC           INFORMATION       TECHNOLOGY      GROWTH II           FUND II
====================================================================================================================================


$  419,957         $143,269      $1,383,576       $2,281,506         $980,951         $646,539       $3,434,948         $919,130
    (1,780)          (1,473)         44,030           46,613           89,902           18,266          161,663          115,211
     2,699             (613)         57,542          111,844          (63,428)         (34,154)          12,403          (20,490)
     6,897            2,281        (227,944)        (784,008)        (297,520)        (131,454)        (786,297)         (95,357)
------------------------------------------------------------------------------------------------------------------------------------
$  427,773         $143,464      $1,257,204       $1,655,955         $709,905         $499,197       $2,822,717         $918,494
====================================================================================================================================



          VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
============================================================
                 EMERGING         HARD             REAL                             COMBINED
   BOND          MARKETS         ASSETS           ESTATE                              TOTAL
============================================================                      ============


$   93,234    $     380,842  $       27,649    $     100,623                      $ 71,949,991
      (280)          (2,354)           (497)            (978)                        2,814,661
       291          (36,816)        (16,199)         (13,365)                       (1,586,240)
     4,781          (92,079)            123            4,406                       (10,602,990)
------------------------------------------------------------                      ------------
$   98,026    $     249,593  $       11,076    $      90,686                      $ 62,575,422
============================================================                      ============

REPORT OF INDEPENDENT ACCOUNTANTS


================================================================================

TO THE BOARD OF DIRECTORS OF CONSECO VARIABLE
INSURANCE COMPANY AND CONTRACT OWNERS OF
CONSECO VARIABLE ANNUITY ACCOUNT H

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Conseco Variable Annuity Account H (the "Account") at December 31, 2000, the results of its operations and the changes in its net assets from inception (February 11) through December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of portfolio shares owned at December 31, 2000 by correspondence with the funds, provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP

Indianapolis, Indiana
February 9, 2001

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




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


================================================================================

                           CONSECO VARIABLE ANNUITY ACCOUNT H
                           SPONSOR
                           Conseco Variable Insurance Company - Carmel, Indiana. DISTRIBUTOR
                           Conseco Equity Sales, Inc. - Carmel, Indiana
                           INDEPENDENT PUBLIC ACCOUNTANTS
                           PricewaterhouseCoopers LLP - Indianapolis, Indiana.

                CONSECO VARIABLE ANNUITY ACCOUNT H IS ISSUED BY CONSECO VARIABLE
               INSURANCE COMPANY THE PRODUCT IS UNDERWRITTEN, AND THE SECURITIES
              WITHIN ARE OFFERED, BY CONSECO EQUITY SALES, INC., A BROKER-DEALER
                      FOR CONSECO VARIABLE INSURANCE COMPANY. BOTH COMPANIES ARE
                SUBSIDIARIES OF CONSECO, INC., A FINANCIAL SERVICES ORGANIZATION
                    HEADQUARTERED IN CARMEL, INDIANA. CONSECO, INC., THROUGH ITS
            SUBSIDIARY COMPANIES, IS ONE OF MIDDLE AMERICA'S LEADING SOURCES FOR
                  INSURANCE, INVESTMENT AND LENDING PRODUCTS, HELPING 13 MILLION
                              CUSTOMERS STEP UP TO A BETTER, MORE SECURE FUTURE.



                            CONSECO EQUITY SALES, INC., IS A MEMBER OF THE NASD.


                                              Conseco Variable Insurance Company
                                                 11815 North Pennsylvania Street
                                                           Carmel, Indiana 46032

                                                            CV-210 (02/01) 05961
                                    (C) 2001/ Conseco Variable Insurance Company

                                                                 www.conseco.com

INSURANCE INVESTMENTS LENDING
----------------------------------------------------------------- [CONSECO LOGO]